Net income (loss) per common share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share Text Block

Note 38 – Net (loss) income per common share

The following table sets forth the computation of net (loss) income per common share (“EPS”), basic and diluted, for the years ended December 31, 2014, 2013 and 2012:

(In thousands, except per share information)	2014	2013	2012
Net (loss) income from continuing operations	$(190,510)	$558,818	$207,457
Net (loss) income from discontinued operations	(122,980)	40,509	37,818
Preferred stock dividends	(3,723)	(3,723)	(3,723)
Net (loss) income applicable to common stock	$(317,213)	$595,604	$241,552
Average common shares outstanding	102,848,792	102,693,685	102,429,755
Average potential dilutive common shares	-	367,790	223,855
Average common shares outstanding - assuming dilution	102,848,792	103,061,475	102,653,610
Basic EPS from continuing operations	$(1.88)	$5.41	$1.99
Basic EPS from discontinued operations	$(1.20)	$0.39	$0.37
Total Basic EPS	$(3.08)	$5.80	$2.36
Diluted EPS from continuing operations	$(1.88)	$5.39	$1.98
Diluted EPS from discontinued operations	$(1.20)	$0.39	$0.37
Total Diluted EPS	$(3.08)	$5.78	$2.35

Potential common shares consist of common stock issuable under the assumed exercise of stock options and restricted stock awards using the treasury stock method. This method assumes that the potential common shares are issued and the proceeds from exercise, in addition to the amount of compensation cost attributed to future services, are used to purchase common stock at the exercise date. The difference between the number of potential shares issued and the shares purchased is added as incremental shares to the actual number of shares outstanding to compute diluted earnings per share. Warrants, stock options, and restricted stock awards that result in lower potential shares issued than shares purchased under the treasury stock method are not included in the computation of dilutive earnings per share since their inclusion would have an antidilutive effect in earnings per common share.

For the year ended December 31, 2014, there were 45,205 weighted average antidilutive stock options outstanding (2013 – 102,389; 2012 – 165,342). For the year ended December 31, 2014, the corporation has 628,009 unvested restricted stocks outstanding that were antidilutive.